Label	Element	Value
Horizon Kinetics Medical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Kinetics Medical ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Horizon Kinetics Medical ETF (“Medical ETF” or the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2022, the Predecessor Fund’s (defined below) portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Fund also may invest in other ETFs and purchase and write options for hedging purposes and/or direct investment.
The Fund may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the “Adviser”), has determined to be of comparable quality.
The Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Adviser also considers at the amount of capital a company spends on research and development because the Adviser believes that such expenditures frequently have significant bearing on future growth. The Fund may invest in companies of any size, including small and medium-size companies. Additionally, the Fund may participate in securities lending arrangements up to 33 1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) to seek to increase the return on its portfolio.
Decisions to sell the Fund’s portfolio holdings are generally triggered by either adequate value being achieved, as determined by the Adviser, or an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger also may occur if the Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Fund.
The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Adviser will invest in such short-term cash positions to the extent the Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risks of Investing in the Medical Industry. Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.
•Below Investment Grade Bonds Risk. The Fund’s investments in below investment grade bonds are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund’s investments in below investment grade bonds also subject the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of below investment grade bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
•Concentration Risk. The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As a result of the Fund’s concentration in companies in the medical research, pharmaceutical and technology industries and related medical technology industries, the Fund is subject to the following industry risks:
◦Medical Research, Pharmaceutical and Technology Industries Risk. Companies in the medical research, pharmaceutical and technology industries, as traditionally defined, spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. These industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. This regulation requires significant investments in time and funds to maintain compliance. The process of obtaining government approvals can be long and costly, and the process is accompanied by significant uncertainty. Companies in which the Fund may invest in may not currently have any marketed or approved products and may never have marketed or approved products; companies may not be able to maintain legal and regulatory compliance, resulting in regulatory and/or legal enforcement actions; companies may not be able to maintain any regulatory approvals that they obtain for their products or their products may not be accepted by patients or providers. In addition, unanticipated problems often arise in connection with the development and marketing of new products, and many such efforts are ultimately unsuccessful. Companies in these sectors may not be able to obtain adequate pricing and reimbursement levels for any marketed products, impeding their ability to generate a profit. Companies may also have difficulty manufacturing, marketing, and distributing their products, or may have regulatory authority-imposed restrictions on their ability to do so. Companies may further face product liability and other actions should their products be less safe or efficacious than believed, should they be deemed to have engaged in misleading practices, or should a person that received their product otherwise experience harm or injury. Moreover, companies in the pharmaceutical industries are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting and rebating. The profitability of some companies in these industries may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Pharmaceutical products are subject to government approvals, regulation, and reimbursement rates. Companies in the medical research, pharmaceutical and technology industries are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Depositary Receipt Risk. Depositary receipts, including ADRs, GDRs, and IDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
•Derivatives Risk. Put and call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as an index. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, risks associated with leverage, and risks that the derivative transaction may not be liquid.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Fixed Income Risk. Current market conditions and the actions of governmental authorities and regulators in response to COVID-19 and its far-reaching effects present heightened risks to the fixed income market generally. Such risks could be further heightened if such market conditions become more volatile or the governmental and regulatory actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In addition, the current environment is exposing fixed-income and debt markets to significant volatility and reduced liquidity for Fund investments.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
◦Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the debt instruments held by the Fund will have floating or variable interest rates.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Selling call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
•Other Investment Company Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Manufacturing Sector. Companies in the Manufacturing Sector can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.
•Tax Risk. The use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, equity securities that are hedged with put options may not be eligible for long-term capital gains tax treatment.
•Temporary Defensive Position Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Medical Fund (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization as of the close of business on January 27, 2023. The Fund has the same investment objective and substantially similar investment strategies as those of the Predecessor Fund. The bar chart shows the Predecessor Fund’s performance (represented by the performance of the Predecessor Fund’s No Load Class of Shares) for calendar years ended December 31. The table shows the Predecessor Fund’s average annual total returns (represented by the average annual total returns of the Predecessor Fund’s No Load Class of Shares) for the 1-year, 5-year, 10-year and since inception periods compared with those of a broad measure of market performance. Performance for the Fund has not been adjusted to reflect the Fund’s lower expense ratios. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonkinetics.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest quarterly return was 20.54% for the quarter ended March 31, 2013, and the lowest quarterly return was -12.31% for the quarter ended March 31, 2016.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Medical Fund (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization as of the close of business on January 27, 2023.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Horizon Kinetics Medical ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Horizon Kinetics Medical ETF | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(33.10%)
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Annual Return 2013	rr_AnnualReturn2013	49.25%
Annual Return 2014	rr_AnnualReturn2014	16.44%
Annual Return 2015	rr_AnnualReturn2015	6.59%
Annual Return 2016	rr_AnnualReturn2016	(8.01%)
Annual Return 2017	rr_AnnualReturn2017	10.71%
Annual Return 2018	rr_AnnualReturn2018	1.67%
Annual Return 2019	rr_AnnualReturn2019	16.04%
Annual Return 2020	rr_AnnualReturn2020	9.04%
Annual Return 2021	rr_AnnualReturn2021	10.59%
Annual Return 2022	rr_AnnualReturn2022	4.21%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%	[1]
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%	[1]
Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Kinetics SPAC Active ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Horizon Kinetics SPAC Active ETF (“SPAC ETF” or the “Fund”) seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly reorganized, portfolio turnover information is not yet available.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
A SPAC (also known as a “blank check” company) is an investment vehicle with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded as an alternative to a more traditional direct IPO by a private company. Unless and until Combination is completed, a SPAC generally places a minimum of the total amount of cash raised in the IPO in a trust account that invests such cash in U.S. government securities or money market funds. A SPAC sponsor generally has 24 months (or less) to find an acquisition target, secure shareholder approval, and complete the Combination. Prior to consummation of a Combination, the SPAC’s shares trade in the market at prices that may be below or above the per share value of the trust account. If a Combination is not consummated within the allowed time span, the SPAC is automatically liquidated and the cash value, after any applicable taxes, fees, and administrative expenses, of the SPAC trust is distributed to shareholders. If a Combination is proposed, shareholders can (1) continue to hold onto their shares (which then bear the risks associated with all equity securities) or (2) redeem their shares for the pro rata value of the cash value of the trust. The Sub-Adviser believes SPACs offer upside potential when sold after an attractive Combination announcement, coupled with one or more redemption options, such as when the Fund is permitted to exit a SPAC prior to the completion of a Combination without loss of the principal it invested in the SPAC, thus providing a true asymmetric risk/reward profile for investors. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs, together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs. A warrant or right is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time.
The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to, high quality, U.S. short-term debt securities and money market instruments. The Sub-Adviser will invest in such short-term cash positions to the extent the Sub-Adviser is unable to find sufficient investments meeting its criteria and when the Sub-Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. The criteria for temporarily investing in cash equivalents is a lack of current investments that the Sub-Adviser believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Sub-Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risks of Pre-Combination SPACs. “Pre-Combination” SPACs are SPACs that are either seeking a target for a Combination or have not yet completed a Combination with an identified target. Pre-Combination SPACs often have predetermined time frames to consummate a Combination (typically, two years) or the SPAC will liquidate. A Pre-Combination SPAC may extend the time to consummate a Combination. The Fund invests in equity securities including common stock, rights and warrants of SPACs, which raise cash to seek potential Combination opportunities. Unless and until a Combination is completed, substantially all of the cash raised by a SPAC is deposited in a trust account that generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a Combination that investors find attractive. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be attractive to investors. Some SPACs may pursue Combinations only within certain industries or regions, which may affect the volatility of their prices. A SPAC may restrict holders from redeeming more than a certain percentage of the outstanding public shares to discourage holders from accumulating large blocks of shares. While the terms of warrants issued by SPACs will vary, to the extent warrants are exercisable prior to a business combination, the holders of a SPAC’s common stock may be subject to dilution which could reduce the holder’s proportional ownership in the SPAC.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, a Fund may have to accept a lesser price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Sub-Adviser’s successful implementation of the Fund’s investment strategies.
•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•New Strategy Risk. The Fund may not be successful in implementing its new investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New strategies may not attract sufficient assets to achieve investment, trading or other efficiencies.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Temporary Defensive Position Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
•Warrants and Rights Risk. The Fund may receive warrants or rights in connection with purchasing equity securities, specifically SPAC Units. Investments in warrants or rights are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants and rights also are complex financial instruments. Their prices do not necessarily move parallel to the prices of underlying securities and their accounting treatment and valuation is subject to special considerations making them more prone to errors than less complex financial instruments. For example, determining whether warrants should be treated as equity or an asset or liability of the SPAC entity depends not only on the specific terms of the warrant contract, but also on the SPAC entity’s specific facts and circumstances. Warrants and rights are also subject to the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. They also involve the risk that the effective price paid for the warrant or right added to the subscription price of the related security may be greater than the value of the subscribed security’s market price. If the Fund holds warrants or rights associated with a SPAC that does not complete a business combination within the designated time period, the warrants or rights held by the Fund will expire and lose all value.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonkinetics.com
Horizon Kinetics SPAC Active ETF | Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAQ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271

[1]	The Predecessor Fund commenced operations on September 30, 1999.